Offsetting Financial Assets and Liabilities - Schedule of Financial Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Offsetting Of Financial Assets And Financial Liabilities [abstract]
Derivatives cleared through CME	$ 309	$ 964